Document and Entity Information	Aug. 23, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2022
Registrant Name	Fidelity Mt. Vernon Street Trust
Central Index Key	0000707823
Investment Company Type	N-1A
Amendment Flag	false